Retirement Benefit Obligations - Summary of Impact of Movement in Principal Actuarial Assumptions (Parenthetical) (Detail) - Investments quoted in active markets [member] - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Non-Government debt instruments [member]
Split of scheme assets [line items]
Scheme assets	€ 1,101	€ 845
Government debt instruments [member]
Split of scheme assets [line items]
Scheme assets	€ 493	€ 751